Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 34.82%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,988	98,485
SPDR Portfolio Short Term Treasury ETF		1,663	49,308
Vanguard Short-Term Treasury ETF		1,661	98,431
TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)			346,274

	Contracts	Notional Amount
PURCHASED OPTIONS - 116.82% (a)(b)
CALL OPTIONS - 106.55%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.46	22	$996,688	989,678
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $462.34	22	996,688	69,960
			1,059,638
PUT OPTIONS - 10.27%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.37	80	967,520	37,525
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.92	73	964,184	62,102
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $180.62	22	996,688	2,532
			102,159
TOTAL PURCHASED OPTIONS (Cost $1,122,304)			1,161,797

Total Investments (Cost $1,472,050) - 151.64%			1,508,071
Liabilities in Excess of Other Assets - (51.64)%			(513,566)
TOTAL NET ASSETS - 100.00%			$994,505

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	2/10/2023	$180.62	22	$(996,688)	$(601,783)
					(601,783)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.60	80	(967,520)	(63,096)
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.76	73	(964,184)	(89,186)
S&P 500® Mini Index	2/10/2023	$405.38	22	(996,688)	(42,394)
					(194,676)
Total Options Written (Premiums Received $755,813)					$(796,459)

(a) Exchange-Traded